UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Horsley Bridge Partners, Inc.
Address:  505 Montgomery Street
          21st Floor
          San Francisco, CA  94111

13F File Number:  801-36232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alfred J. Giuffrida
Title:     Managing Director
Phone:     415-986-7733
Signature, Place, and Date of Signing:

Alfred J. Giuffrida    San Francisco, California    May 1, 1999

report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $53,179


List of Other Included Managers:
 No.    13F File Number      Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ACTUATE SOFTWARE CORPORATION   COM              00508B102     3458   104790 SH       SOLE                   104790
ADVANCED FIBRE COMMUNICATIONS  COM              00754A105     4970   518006 SH       SOLE                   518006
HALLIBURTON COMPANY            COM              406216101     1349    35030 SH       SOLE                             35030
HEARTPORT INC                  COM              421969106      502   1O4392 SH       SOLE                   104392
INTEVAC INC                    COM              461148108     1217   211600 SH       SOLE                   211600
IXC COMMUNICATIONS             COM              450713102    24534   534794 SH       SOLE                   534794
METRA BIOSYSTEMS INC           COM              591591102      292   267212 SH       SOLE                   267212
MICROSOFT CORPORATION          COM              594918104       29      324 SH       SOLE                      324
MMC NETWORKS INC               COM              55308N102     3436   214752 SH       SOLE                   214752
OBJECT DESIGN INC              COM              674416102     1521   296722 SH       SOLE                   296722
POLYCOM INC                    COM              73172K106     7032   375025 SH       SOLE                   375025
SONUS PHARMACEUTICALS INC      COM              835692104     4841   645401 SH       SOLE                   645401